SELECTED STATEMENT OF OPERATIONS DATA (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selling and Marketing Expense	$ 1,524	$ 1,995	$ 2,119
Selling and Marketing Expense [Member]
Payroll and related expenses	1,180	1,644	1,584
Depreciation and amortization	12	17	142
Travel and conventions	155	145	166
Other	$ 177	$ 189	$ 227